Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Information About Explanation Of Not Applied New Standards Or Interpretations [Text Block]
These standards are required to be applied by the following dates:

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 1	Presentation of financial statements, and accounting policies, changes in accounting estimates and errors.	January 1, 2022
IFRS 17	Insurance contracts.	January 1, 2023

Exchange Rates Of Foreign Currencies Used For Financial Statements [Text Block]
The exchange rates of the primary foreign currencies, adjustment units and index used in the preparation of the consolidated financial statements are detailed as follows:

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	710.95	748.74	694.77
Average US Dollar	Average USD	734.73	770.39	681.99
Euro	EUR	873.30	839.58	794.75
Argentine Peso	ARS	8.45	12.50	18.43
Uruguayan Peso	UYU	16.79	20.07	21.44
Canadian Dollar	CAD	557.00	573.26	509.62
Sterling Pound	GBP	967.15	983.24	882.36
Paraguayan Guarani	PYG	0.10	0.12	0.12
Swiss Franc	CHF	804.97	773.81	706.00
Bolivian	BOB	102.15	107.58	101.28
Australian Dollar	AUD	545.88	524.25	489.17
Danish Krone	DKK	117.40	112.41	106.44
Brazilian Real	BRL	137.33	186.51	179.59
Colombian Peso	COP	0.21	0.23	0.21
Adjustment units
Unidad de fomento (*)	UF	29,070.33	28,309.94	27,565.79
Unidad indexada (**)	UI	80.45	87.98	86.19

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
(**) The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.

Identity Of Price Index table text block [Table Text Block]

Index used in hyperinflationary economies	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018

Argentina Consumer Price Index	384.01	284.14	284.14
Index percentage variation of Argentina Consumer Price Index	35.5%	54.2%	54.2%

Useful lives or depreciation rates, property, plant and equipment [Text Block]
The estimated useful lives of property, plant and equipment are detailed as follows:

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Fumiture and accesories	5 to 10
Other equipment (coolers and mayolicas)	5 to 8
Glass containers, and plastic containers	3 to 12
Vines in production	30